Organization and Description of Business (Details) - Ownership [Member] - USD ($)	Mar. 28, 2024	Dec. 12, 2023	Mar. 01, 2017
Organization and Description of Business [Line Items]
Shareholder, ownership percentage			100.00%
Newways Inc. [Member]
Organization and Description of Business [Line Items]
Shareholder, ownership percentage		100.00%
Sell of equity ownership (in Dollars)		$ 300,000
Health Up Inc. [Member]
Organization and Description of Business [Line Items]
Shareholder, ownership percentage	100.00%
Sell of equity ownership (in Dollars)	$ 400,000